MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.2 - Schedule 4

Client Name:
Client Project Name:	MSRM 2025-RPL1
Start - End Dates:	9/11/2018
Deal Loan Count:	1

Rating Agency ATR QM Data Fields

Loans in Report:	1

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
9603730	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	7540	XXXXXX	6.9678	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	6111.46

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